Segment information - Revenues (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($) segment	Mar. 31, 2016 USD ($) segment	Mar. 31, 2015 USD ($) segment
Segment information
Number of operating segments | segment	1	1	1
Total revenues by geographical location	$ 785,561	$ 650,752	$ 520,548
USA
Segment information
Total revenues by geographical location	261,443	202,855	204,541
UK
Segment information
Total revenues by geographical location	213,547	223,566	159,866
Germany
Segment information
Total revenues by geographical location	115,301	86,332	64,723
Russia
Segment information
Total revenues by geographical location	36,905	32,748	36,022
Switzerland
Segment information
Total revenues by geographical location	34,833	23,489	10,800
Poland
Segment information
Total revenues by geographical location	30,940	17,009	7,870
Romania
Segment information
Total revenues by geographical location	21,403	14,381	3,431
Singapore
Segment information
Total revenues by geographical location	4,889	10,154	15,216
Rest of Europe
Segment information
Total revenues by geographical location	36,148	17,554	10,808
Other
Segment information
Total revenues by geographical location	$ 30,152	$ 22,664	$ 7,271